Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 3,048	$ 6,412
Restricted cash	50	0
Accounts receivable trade	1,299	1,437
Inventories	1,253	650
Prepaid expenses	800	601
Other current assets	1,714	503
Vessel held for sale	16,079	14,880
Total current assets	24,243	24,483
Fixed assets:
Vessels, net	91,697	110,589
Right-of-use assets	26,844	27,560
Total fixed assets	118,541	138,149
Other non-current assets:
Restricted cash, non-current	350	350
Other non-current assets	1,155	1,155
Equity method investment	12,578	3,588
Due from related parties, non-current	$ 333	$ 0
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Deferred charges and other investments, non-current	$ 3,881	$ 4,348
TOTAL ASSETS	161,081	172,073
Current liabilities:
Current portion of long-term debt and other financial liabilities, net of deferred finance costs and debt discounts of $527 and $723, respectively	15,346	17,650
Due to related parties	$ 8,220	$ 7,271
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Trade accounts and other payables	$ 4,113	$ 1,823
Accrued liabilities	3,682	2,682
Finance lease liabilities, current	17,974	2,032
Deferred revenue	346	1,395
Dividends payable	92	663
Total current liabilities	49,773	33,516
Non-current liabilities:
Long-term debt and other financial liabilities, net of current portion and deferred finance costs and debt discounts of $728 and $989, respectively	50,511	61,103
Finance lease liabilities, non-current	0	16,938
Other liabilities, non-current	524	428
Total liabilities	100,808	111,985
Commitments and contingencies
STOCKHOLDERS' EQUITY
Preferred stock, $0.0001 par value; 100,000,000 shares authorized; 40,000 Series B preferred shares issued and outstanding as at June 30, 2025 and December 31, 2024, respectively	0	0
Common stock, $0.0001 par value; 2,000,000,000 authorized shares as at June 30, 2025 and December 31, 2024; 9,204,267 and 8,844,267 shares issued and outstanding as at June 30, 2025 and December 31, 2024, respectively	1	1
Additional paid-in capital	39,484	39,176
Accumulated other comprehensive income/(loss)	6	(4)
Retained earnings	17,234	20,915
Total United Maritime Corporation stockholders' equity	56,725	60,088
Non-controlling interest	3,548	0
Total stockholders' equity	60,273	60,088
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 161,081	$ 172,073